UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2013 – JUNE 30, 2013

                                             (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

Semi-Annual Report

Managers Funds

June 30, 2013

Managers Special Equity Fund

Service Class: **MGSEX** Institutional Class: **MSEIX**

Managers
INVESTMENT GROUP

SAR006-0613

Managers Special Equity Fund

Semi-Annual Report—June 30, 2013 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	12
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	13
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	14
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	15

NOTES TO FINANCIAL STATEMENTS	16
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2013	Expense Ratio for the Period	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During the Period*
Managers Special Equity Fund

Service Class**
Based on Actual Fund Return	1.36%	$1,000	$1,182	$7.36
Hypothetical (5% return before expenses)	1.36%	$1,000	$1,018	$6.80

Institutional Class
Based on Actual Fund Return	1.11%	$1,000	$1,184	$6.01
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,019	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.
**	Effective April 1, 2013, all Managers Class shares were renamed Service Class shares.

2

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the Managers Special Equity Fund and Russell 2000® Growth Index for the same time periods ended June 30, 2013.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers Special Equity Fund [2,3]
Service Class[4]	18.24%	20.79%	8.78%	8.29%	11.36%	06/01/84
Institutional Class	18.37%	21.10%	9.07%	—	6.55%	05/03/04
Russell 2000® Growth Index[5]	17.44%	23.67%	8.89%	9.62%	9.94%	06/01/84	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., member FINRA.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[4]	As of April 1, 2013 the Fund’s Managers Class shares were renamed Service Class shares.
[5]

The Russell 2000® Growth Index measures the performance of the Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, not available for investment and does not incur expenses. The Russell 2000® Growth Index is a registered trademark of Russell Investments. Russell® is a registered trademark of Russell Investments. An investment cannot be made directly into an index.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

Managers Special Equity Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers Special Equity Fund**	Russell 2000® Growth Index
Information Technology	23.0%	21.3%
Health Care	18.6%	21.0%
Consumer Discretionary	18.0%	16.4%
Industrials	16.3%	17.7%
Financials	10.6%	7.7%
Energy	5.5%	5.4%
Consumer Staples	4.8%	4.8%
Materials	0.9%	4.6%
Telecommunication Services	0.1%	0.8%
Utilities	0.0%	0.3%
Other Assets and Liabilities	2.2%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
PAREXEL International Corp.	1.7%
Pier 1 Imports, Inc.*	1.2
Medidata Solutions, Inc.	1.2
PrivateBancorp, Inc.	1.2
Chart Industries, Inc.	1.2
Healthcare Services Group, Inc.*	1.1
MAXIMUS, Inc.	1.1
Advisory Board Co., The	1.1
Gulfport Energy Corp.	1.1
SVB Financial Group	1.1
Top Ten as a Group	12.0%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

Managers Special Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 18.0%
ANN, Inc.*	15,691	$520,941
Asbury Automotive Group, Inc.*	44,968	1,803,217
Bridgepoint Education, Inc.*1	9,036	110,058
Brunswick Corp.	21,348	682,069
Buckle, Inc., The	8,480	441,130
Buffalo Wild Wings, Inc.*	9,420	924,667
Cabela’s, Inc.*	10,926	707,568
Capella Education Co.*	10,665	444,197
Cheesecake Factory, Inc., The	9,215	386,016
Children’s Place Retail Stores, Inc., The*	5,817	318,772
Chuy’s Holdings, Inc.*	17,328	664,356
Coinstar, Inc.*1	7,691	451,231
Columbia Sportswear Co.	2,373	148,668
Cracker Barrel Old Country Store, Inc.	10,656	1,008,697
Crocs, Inc.*	31,402	518,133
Dana Holding Corp.	19,313	371,968
Deckers Outdoor Corp.*	22,963	1,159,861
DineEquity, Inc.	4,500	309,915
Domino’s Pizza, Inc.	11,006	639,999
Dorman Products, Inc.	290	13,233
Express, Inc.*	103,833	2,177,378
Genesco, Inc.*	9,388	628,902
GNC Holdings, Inc., Class A	10,315	456,026
Group 1 Automotive, Inc.	32,209	2,072,005
Groupon, Inc.*1	84,996	722,466
HomeAway, Inc.*	13,588	439,436
Imax Corp.*1	11,451	284,672
iRobot Corp.*	2,600	103,402
Jos. A. Bank Clothiers, Inc.*	16,651	688,019
K12, Inc.*1	9,890	259,810
LifeLock, Inc.*	65,897	771,654
Lions Gate Entertainment Corp.*1	26,502	728,010
Lumber Liquidators Holdings, Inc.*1	11,025	858,517
Meritage Homes Corp.*	44,890	1,946,430
Multimedia Games Holding Co., Inc.*	21,600	563,112
New York & Co, Inc.*	38,300	243,205
Overstock.com, Inc.*1	22,100	623,220
PetMed Express, Inc.	32,470	409,122
Pier 1 Imports, Inc.	116,770	2,742,927
Red Robin Gourmet Burgers, Inc.*	17,470	963,995
Restoration Hardware Holdings, Inc.*	12,128	909,600
Saks, Inc.*1	19,042	259,733

	Shares	Value
Sally Beauty Holdings, Inc.*	6,807	$211,698
Select Comfort Corp.*	12,636	316,658
Shutterfly, Inc.*	16,720	932,809
Sinclair Broadcast Group, Inc., Class A	20,413	599,734
SodaStream International, Ltd.*1	12,762	927,159
Sonic Corp.*	106,303	1,547,772
Steven Madden, Ltd.*	22,988	1,112,159
Sturm Ruger & Co., Inc.[1]	15,299	734,964
Tenneco, Inc.*	12,771	578,271
Tower International, Inc.*	4,000	79,160
Tumi Holdings, Inc.*	26,287	630,888
Tupperware Brands Corp.	9,958	773,637
Valassis Communications, Inc.[1]	26,681	656,086
Total Consumer Discretionary		39,577,332

Consumer Staples - 4.8%
Annie’s, Inc.*	24,589	1,050,934
Coca-Cola Bottling Co. Consolidated	1,815	110,987
Hain Celestial Group, Inc., The*	9,466	615,006
Harris Teeter Supermarkets, Inc.	8,994	421,459
Inter Parfums, Inc.	35,850	1,022,442
Medifast, Inc.*	13,572	349,615
Nu Skin Enterprises, Inc., Class A	13,719	838,505
Prestige Brands Holdings, Inc.*	53,840	1,568,898
Pricesmart, Inc.[1]	6,603	578,621
Revlon, Inc., Class A*	14,585	321,745
Rite Aid Corp.*	199,995	571,986
Sanderson Farms, Inc.	3,200	212,544
TreeHouse Foods, Inc.*	19,550	1,281,307
United Natural Foods, Inc.*	8,941	482,725
USANA Health Sciences, Inc.*1	16,450	1,190,652
Total Consumer Staples		10,617,426

Energy - 5.5%
Alon USA Energy, Inc.	4,400	63,624
Approach Resources, Inc.*	97,290	2,390,415
Atwood Oceanics, Inc.*	4,423	230,217
Callon Petroleum Co.*	77,376	260,757
Delek US Holdings, Inc.	4,130	118,861
Dril-Quip, Inc.*	6,439	581,377
Energy XXI Bermuda, Ltd.	23,522	521,718
Forum Energy Technologies, Inc.*1	23,111	703,268
GasLog, Ltd.	39,260	502,528
Gulfport Energy Corp.*	51,400	2,419,398
Oasis Petroleum, Inc.*	16,933	658,186
Pacific Drilling SA*	105,972	1,036,406

The accompanying notes are an integral part of these financial statements.

5

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 5.5% (continued)
Renewable Energy Group, Inc.*	30,000	$426,900
Stone Energy Corp.*	18,764	413,371
Vaalco Energy, Inc.*	44,040	251,909
W&T Offshore, Inc.	22,866	326,755
Western Refining, Inc.	38,219	1,072,807
Total Energy		11,978,497

Financials - 10.6%
Amtrust Financial Services, Inc.	12,710	453,747
Artisan Partners Asset Management, Inc.*	8,648	431,622
Bank of the Ozarks, Inc.	44,041	1,908,296
Cash America International, Inc.	8,077	367,180
Credit Acceptance Corp.*	2,936	308,427
E*TRADE Financial Corp.*	58,945	746,244
Employers Holdings, Inc.	19,200	469,440
Evercore Partners, Inc., Class A	9,777	384,041
Financial Engines, Inc.	21,125	963,089
Hilltop Holdings, Inc.*	80,840	1,325,776
Home BancShares, Inc.	68,324	1,774,374
Iberiabank Corp.	18,764	1,005,938
MarketAxess Holdings, Inc.	40,396	1,888,513
Nationstar Mortgage Holdings, Inc.*1	9,617	360,060
Navigators Group, Inc., The*	1,500	85,560
Portfolio Recovery Associates, Inc.*	7,100	1,090,773
Potlatch Corp.	9,500	384,180
PrivateBancorp, Inc.	122,483	2,597,864
Signature Bank*	13,670	1,134,883
Stifel Financial Corp.*	6,468	230,714
SVB Financial Group*	28,922	2,409,781
Texas Capital Bancshares, Inc.*	23,780	1,054,881
Virtus Investment Partners, Inc.*	3,180	560,538
Western Alliance Bancorp*	26,394	417,817
WisdomTree Investments, Inc.*	39,426	456,159
World Acceptance Corp.*	5,880	511,207
Total Financials		23,321,104

Health Care - 18.6%
ACADIA Pharmaceuticals, Inc.*1	27,763	503,898
Aegerion Pharmaceuticals, Inc.*	10,762	681,665
Agenus, Inc.*	21,880	82,925
Air Methods Corp.	51,803	1,755,086
Akorn, Inc.*	137,590	1,860,217
Align Technology, Inc.*	21,026	778,803
Alnylam Pharmaceuticals, Inc.*1	25,307	784,770
AMAG Pharmaceuticals, Inc.*	7,690	171,102
Amedisys, Inc.*	629	7,309

	Shares	Value
AMN Healthcare Services, Inc.*	34,140	$488,885
Anika Therapeutics, Inc.*	21,600	367,200
Arena Pharmaceuticals, Inc.*1	9,920	76,384
Array BioPharma, Inc.*	39,515	179,398
athenahealth, Inc.*1	12,031	1,019,266
BioCryst Pharmaceuticals, Inc.*	42,100	65,255
Cantel Medical Corp.	25,811	874,219
Celldex Therapeutics, Inc.*	21,564	336,614
Centene Corp.*	37,830	1,984,562
Cepheid, Inc.*	4,754	163,633
Chemed Corp.	14,621	1,058,999
Clovis Oncology, Inc.*	5,292	354,458
CryoLife, Inc.	14,585	91,302
Cubist Pharmaceuticals, Inc.*	317	15,311
Cyberonics, Inc.*	25,538	1,326,954
DexCom, Inc.*1	32,057	719,680
Endologix, Inc.*	10,077	133,823
Genomic Health, Inc.*1	8,894	282,029
HealthSouth Corp.*	13,412	386,266
HeartWare International, Inc.*1	4,412	419,625
HMS Holdings Corp.*	63,440	1,478,152
ICON PLC*	24,810	879,018
ICU Medical, Inc.*	1,750	126,105
Impax Laboratories, Inc.*	31,344	625,313
Incyte Corp., Ltd.*1	11,288	248,336
Insulet Corp.*	21,360	670,918
Integra LifeSciences Holdings Corp.*	12,002	439,633
Invacare Corp.	4,665	66,989
IPC The Hospitalist Co., Inc.*	10,730	551,093
Isis Pharmaceuticals, Inc.*1	31,414	844,094
Jazz Pharmaceuticals PLC*	14,580	1,002,083
KYTHERA Biopharmaceuticals, Inc.*	4,300	116,315
Lexicon Pharmaceuticals, Inc.*	69,500	150,815
Medidata Solutions, Inc.*	34,994	2,710,285
Merrimack Pharmaceuticals, Inc.*1	18,820	126,659
Molina Healthcare, Inc.*	11,000	408,980
Momenta Pharmaceuticals, Inc.*	11,300	170,178
MWI Veterinary Supply, Inc.*	5,748	708,383
National Research Corp., Class B	2,825	98,706
Natus Medical, Inc.*	16,112	219,929
Neogen Corp.*	13,805	767,006
NPS Pharmaceuticals, Inc.*	19,476	294,088
OncoGenex Pharmaceutical, Inc.*1	8,570	83,986
Orexigen Therapeutics, Inc.*1	26,860	157,131
Owens & Minor, Inc.[1]	9,279	313,909

The accompanying notes are an integral part of these financial statements.

6

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 18.6% (continued)
PAREXEL International Corp.*	79,370	$3,646,259
PDL BioPharma, Inc.	10,600	81,832
Pharmacyclics, Inc.*	5,909	469,588
Progenics Pharmaceuticals, Inc.*	26,307	117,329
Questcor Pharmaceuticals, Inc.	18,991	863,331
Santarus, Inc.*	37,930	798,427
Sarepta Therapeutics, Inc.*1	8,044	306,074
Seattle Genetics, Inc.*	3,496	109,984
STERIS Corp.	23,039	987,913
Sunesis Pharmaceuticals, Inc.*1	30,900	160,989
Synageva BioPharma Corp.*	5,499	230,958
Team Health Holdings, Inc.*	28,108	1,154,395
WellCare Health Plans, Inc.*	13,453	747,314
West Pharmaceutical Services, Inc.	12,311	864,971
Total Health Care		40,767,106

Industrials - 16.3%
Advisory Board Co., The*	44,380	2,425,367
Air Lease Corp.	22,131	610,594
Alaska Air Group, Inc.*	12,423	645,996
Allegiant Travel Co.	7,383	782,524
Altra Holdings, Inc.	12,179	333,461
American Science & Engineering, Inc.	6,835	382,760
American Woodmark Corp.*	4,070	141,229
Applied Industrial Technologies, Inc.	17,604	850,801
Avis Budget Group, Inc.*	5,515	158,556
AZZ, Inc.	11,690	450,766
Beacon Roofing Supply, Inc.*	52,142	1,975,139
Brink’s Co., The	23,962	611,271
Ceco Environmental Corp.	7,600	93,480
Chart Industries, Inc.*	27,201	2,559,342
Coleman Cable, Inc.	17,200	310,632
Comfort Systems USA, Inc.	22,100	329,732
Corporate Executive Board Co., The	20,635	1,304,545
Deluxe Corp.	33,782	1,170,547
EMCOR Group, Inc.	2,035	82,723
EnerSys, Inc.	48,805	2,393,397
Generac Holdings, Inc.	29,186	1,080,174
Healthcare Services Group, Inc.	99,388	2,436,994
Heartland Express, Inc.	11,800	163,666
Hexcel Corp.*	24,010	817,540
Hub Group, Inc., Class A*	25,280	920,698
Knoll, Inc.	13,108	186,265
Lindsay Corp.[1]	13,166	987,187
Meritor, Inc.*	31,300	220,665

	Shares	Value
Middleby Corp.*	2,541	$ 432,199
Mueller Industries, Inc.	1,415	71,358
On Assignment, Inc.*	27,291	729,216
Performant Financial Corp.*	27,495	318,667
Ply Gem Holdings, Inc.*	19,272	386,596
Proto Labs, Inc.*1	21,248	1,380,482
RBC Bearings, Inc.*	8,134	422,561
RPX Corp.*	37,240	625,632
Spirit Airlines, Inc.*	6,700	212,859
Swift Transportation Co.*	73,977	1,223,580
TAL International Group, Inc.	9,936	432,912
Taser International, Inc.*	33,340	284,057
Trex Co., Inc.*	5,093	241,867
Triumph Group, Inc.	22,600	1,788,790
United Stationers, Inc.	12,071	404,982
US Airways Group, Inc.*	25,559	419,679
US Ecology, Inc.	11,000	301,840
Wabtec Corp.	18,053	964,572
WageWorks, Inc.*	18,466	636,154
Total Industrials		35,704,054

Information Technology - 23.0%
Amkor Technology, Inc.*	8,354	35,170
Angie’s List, Inc.*1	26,472	702,832
Anixter International, Inc.*	11,013	834,895
Applied Micro Circuits Corp.*	151,130	1,329,944
ARRIS Group, Inc.*	26,510	380,418
Aruba Networks, Inc.*1	55,240	848,486
Aspen Technology, Inc.*	29,175	839,948
Audience, Inc.*	5,600	73,976
AVG Technologies N.V.*1	72,150	1,403,317
CACI International, Inc., Class A*1	9,104	578,013
Ceva, Inc.*	9,356	181,132
Ciena Corp.*	61,457	1,193,495
Cirrus Logic, Inc.*1	16,579	287,811
CommVault Systems, Inc.*	10,862	824,317
Concur Technologies, Inc.*1	7,226	588,052
Cornerstone OnDemand, Inc.*	18,247	789,913
CoStar Group, Inc.*	7,754	1,000,809
Cree, Inc.*	7,077	451,937
CSG Systems International, Inc.*	13,200	286,440
Demandware, Inc.*1	7,008	297,209
Envestnet, Inc.*	29,035	714,261
EPAM Systems, Inc.*	25,572	695,047
EVERTEC, Inc.*	19,149	420,703
Fair Isaac Corp.	10,361	474,845

The accompanying notes are an integral part of these financial statements.

7

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.0% (continued)
FEI Co.	4,797	$350,133
Forrester Research, Inc.	5,900	216,471
Gigamon, Inc.*	7,400	203,944
Gogo, Inc.*	100	1,397
Guidewire Software, Inc.*	20,756	872,789
Heartland Payment Systems, Inc.[1]	32,943	1,227,127
Imperva, Inc.*	14,176	638,487
Infoblox, Inc.*	39,317	1,150,415
Inphi Corp.*	75,850	834,350
InterDigital, Inc.	17,213	768,560
InvenSense, Inc.*1	66,230	1,018,617
Ixia*	55,520	1,021,568
Jive Software, Inc.*1	27,118	492,734
Littelfuse, Inc.	5,500	410,355
Manhattan Associates, Inc.*	13,240	1,021,599
MAXIMUS, Inc.	32,626	2,429,985
MercadoLibre, Inc.	6,033	650,116
Netscout Systems, Inc.*	16,110	376,007
NetSuite, Inc.*	3,132	287,330
OpenTable, Inc.*	8,881	567,940
Pandora Media, Inc.*1	56,795	1,045,028
Pegasystems, Inc.	27,294	903,977
Plexus Corp.*	15,600	466,284
Procera Networks, Inc.*1	58,972	809,686
Progress Software Corp.*	3,074	70,733
PTC, Inc.*	1,279	31,374
QIWI PLC, ADR	100	2,320
QLIK Technologies, Inc.*	45,926	1,298,328
RealD, Inc.*1	5,100	70,890
Semtech Corp.*	20,131	705,189
Shutterstock, Inc.*	8,446	471,118
Silver Spring Networks, Inc.*	18,779	468,348
Sourcefire, Inc.*	22,820	1,267,651
Splunk, Inc.*	13,261	614,780
SPS Commerce, Inc.*	24,461	1,345,355
Stratasys, Ltd.*1	3,533	295,853
SunEdison, Inc.*	121,073	989,166
SunPower Corp.*1	47,697	987,328
Synaptics, Inc.*	31,802	1,226,285
Synchronoss Technologies, Inc.*	73,856	2,279,935
Syntel, Inc.	5,196	326,672
Tableau Software, Inc., Class A*	2,652	146,974
Trulia, Inc.*1	12,221	379,951
Ultimate Software Group, Inc.*	5,746	673,948

	Shares	Value
Unisys Corp.*	24,735	$545,901
ValueClick, Inc.*	31,755	783,714
Web.com Group, Inc.*	28,797	737,203
WebMD Health Corp.*	6,405	188,115
Xoom Corp.*1	10,600	242,952
Yelp, Inc.*	19,808	688,724
Zillow, Inc., Class A*1	10,390	584,957
Total Information Technology		50,421,633

Materials - 0.9%
American Vanguard Corp.	22,118	518,225
Boise Cascade Co.*	12,600	320,166
Headwaters, Inc.*	40,600	358,904
Minerals Technologies, Inc.	10,510	434,483
PH Glatfelter Co.	5,000	125,500
Stepan Co.	4,412	245,351
Total Materials		2,002,629

Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	4,200	208,572

Total Common Stocks (cost $174,607,128)		214,598,353

	Principal
Short-Term Investments - 10.8%
Repurchase Agreements - 8.0%[2]
Citigroup Global Markets, Inc., dated 06/28/13, due 07/01/13, 0.120%, total to be received $4,188,838 (secured by various U.S. Government Agency Obligations, 0.000% - 6.250%, 07/03/13 - 05/15/37, totaling $4,272,588)	$4,188,796	4,188,796
Deutsche Bank Securities, Inc., dated 06/28/13, due 07/01/13, 0.150%, total to be received $881,849 (secured by various U.S. Government Agency Obligations, 0.000% - 2.125%, 07/05/13 - 08/15/21, totaling $899,475)	881,838	881,838
JP Morgan Securities LLC, dated 06/28/13, due 07/01/13, 0.150%, total to be received $4,188,848 (secured by various U.S. Government Agency Obligations, 1.370% - 7.900%, 05/01/15 - 01/01/47, totaling $4,272,662)	4,188,796	4,188,796
Morgan, Stanley & Co. LLC, dated 06/28/13, due 07/01/13, 0.150%, total to be received $4,188,848 (secured by various U.S. Government Agency Obligations, 2.189% - 5.000%, 06/01/18 - 04/01/43, totaling $4,272,572)	4,188,796	4,188,796

The accompanying notes are an integral part of these financial statements.

8

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Principal	Value
Repurchase Agreements - 8.0% (continued)[2]
Nomura Securities, dated 06/28/13, due 07/01/13, 0.160%, total to be received $4,188,852 (secured by various U.S. Government Agency Obligations, 0.000% - 8.875%, 12/04/13 - 08/27/32, totaling $4,272,572)	$4,188,796	$4,188,796
Total Repurchase Agreements		17,637,022

	Shares
Other Investment Companies - 2.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	6,109,667	6,109,667
Total Short-Term Investments (cost $23,746,689)		23,746,689

Value
Total Investments - 108.6% (cost $198,353,817)	$238,345,042
Other Assets, less Liabilities - (8.6)%	(18,928,910)

Net Assets - 100.0%	$219,416,132

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $201,395,239 for Federal income tax purposes at June 30, 2013, the aggregate gross unrealized appreciation and/or depreciation were $41,343,554 and $4,393,751, respectively, resulting in net unrealized appreciation of investments of $36,949,803.

* Non-income producing security.

[1]	Some or all of these shares, amounting to a market value of $17,164,818, or approximately 7.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2013: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Special Equity Fund
Investments in Securities
Common Stocks†	$214,598,353	—	—	$214,598,353
Short-Term Investments
Repurchase Agreements	—	$17,637,022	—	17,637,022
Other Investment Companies	6,109,667	—	—	6,109,667

Total Investments in Securities	$220,708,020	$17,637,022	—	$238,345,042

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry, please refer to the Schedule of Portfolio Investments.

As of June 30, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $17,164,818)	$238,345,042
Receivable for investments sold	3,735,473
Receivable for Fund shares sold	387,436
Dividends, interest and other receivables	52,031
Receivable from affiliate	26,277
Prepaid expenses	27,433
Total assets	242,573,692

Liabilities:
Payable upon return of securities loaned	17,637,022
Payable for investments purchased	3,900,937
Payable for fund shares repurchased	1,242,670
Payable to custodian	366
Accrued expenses:
Investment management and advisory fees	161,472
Administrative fees	44,853
Shareholder servicing fees - Service Class	41,151
Trustee fees & expenses	2,200
Other	126,889
Total liabilities	23,157,560

Net Assets	$219,416,132

Net Assets Represent:
Paid-in capital	$375,239,650
Undistributed net investment loss	(697,797)
Accumulated net realized loss from investments	(195,116,946)
Net unrealized appreciation of investments	39,991,225
Net Assets	$219,416,132

Service Class:[1]
Net Assets	$201,543,859
Shares outstanding	2,834,389
Net asset value, offering and redemption price per share	$71.11

Institutional Class:
Net Assets	$17,872,273
Shares outstanding	246,141
Net asset value, offering and redemption price per share	$72.61
* Investments at cost	$198,353,817

[1]	Effective April 1, 2013, all Managers Class shares were renamed Service Class shares.

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

Investment Income:
Dividend income	$576,362 [1]
Securities lending income	196,847
Total investment income	773,209

Expenses:
Investment management and advisory fees	947,971
Administrative fees	263,325
Shareholder servicing fees - Service Class	242,003
Custodian	36,455
Extraordinary expense	29,410
Transfer agent	27,836
Professional fees	15,979
Reports to shareholders	15,938
Registration fees	13,013
Trustees fees and expenses	4,355
Miscellaneous	3,015
Total expenses before offsets	1,599,300
Expense reimbursements	(158,634)
Expense reductions	(7,166)
Net expenses	1,433,500

Net investment loss	(660,291)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	15,481,168
Net change in unrealized appreciation (depreciation) of investments	20,469,699
Net realized and unrealized gain	35,950,867

Net increase in net assets resulting from operations	$35,290,576

[1]	Includes a non-recurring dividend of $147,527.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(660,291)	$(882,960)
Net realized gain on investments	15,481,168	30,311,197
Net change in unrealized appreciation (depreciation) of investments	20,469,699	(4,258,379)
Net increase in net assets resulting from operations	35,290,576	25,169,858

Capital Share Transactions:
Service Class:[1]
Proceeds from sale of shares	6,707,915	13,657,712
Cost of shares repurchased	(21,730,319)	(96,985,080)
Net decrease from Service Class transactions	(15,022,404)	(83,327,368)
Institutional Class:
Proceeds from sale of shares	1,176,746	4,033,024
Cost of shares repurchased	(2,578,271)	(3,145,437)
Net increase (decrease) from Institutional Class transactions	(1,401,525)	887,587
Net decrease from capital share transactions	(16,423,929)	(82,439,781)
Total increase (decrease) in net assets	18,866,647	(57,269,923)

Net Assets:
Beginning of period	200,549,485	257,819,408
End of period	$219,416,132	$200,549,485
End of period undistributed net investment loss	$(697,797)	$(37,506)

Share Transactions:
Service Class:[1]
Sale of shares	99,797	228,746
Shares repurchased	(327,211)	(1,640,865)
Net decrease in shares	(227,414)	(1,412,119)
Institutional Class:
Sale of shares	17,508	67,753
Shares repurchased	(38,856)	(52,036)
Net increase (decrease) in shares	(21,348)	15,717

[1]	Effective April 1, 2013, all Managers Class shares were renamed Service Class shares.

The accompanying notes are an integral part of these financial statements.

13

Managers Special Equity Fund

Fin ancial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,
Service Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$60.14	$54.51	$52.71	$39.60	$30.28	$64.27

Income from Investment Operations:
Net investment loss[1]	(0.21)[11]	(0.24)[4]	(0.50)	(0.41)	(0.34)	(0.28)
Net realized and unrealized gain (loss) on investments[1]	11.18	5.87	2.30	13.52	9.66	(27.93)
Total from investment operations	10.97	5.63	1.80	13.11	9.32	(28.21)

Less Distribution to Shareholder from:
Net realized gain from investments	—	—	—	—	—	(5.78)

Net Asset Value, End of Period	$71.11	$60.14	$54.51	$52.71	$39.60	$30.28
Total Return[2]	18.24%[9]	10.35%	3.41%[5]	33.11%	30.78%	(43.49)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.36%[6,10]	1.35%[7]	1.37%[8]	1.48%	1.58%	1.48%
Ratio of expenses to average net assets (with offsets)	1.37%[6,10]	1.36%[7]	1.38%	1.50%	1.61%	1.51%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.52%[6,10]	1.55%[7]	1.54%	1.55%	1.61%	1.51%
Ratio of net investment loss to average net assets[2]	(0.63)%[6,10]	(0.40)%[7]	(0.89)%	(0.95)%	(1.08)%	(0.52)%
Portfolio turnover	71%[9]	107%	126%	138%	186%	138%
Net assets at end of period (000’s omitted)	$201,544	$184,142	$243,858	$278,701	$221,159	$352,106

	For the six months ended June 30, 2013	For the year ended December 31,
Institutional Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$61.34	$55.45	$53.43	$40.04	$30.56	$64.71

Income from Investment Operations:
Net investment loss[1]	(0.13)[11]	(0.05)[4]	(0.29)	(0.30)	(0.26)	(0.15)
Net realized and unrealized gain (loss) on investments[1]	11.40	5.94	2.31	13.69	9.74	(28.16)
Total from investment operations	11.27	5.89	2.02	13.39	9.48	(28.31)

Less Distributions to Shareholders from:
Net realized gain from investments	—	—	—	—	—	(5.84)

Net Asset Value, End of Period	$72.61	$61.34	$55.45	$53.43	$40.04	$30.56
Total Return[2]	18.37%[9]	10.62%	3.78%	33.44%[5]	31.02%[5]	(43.35)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.11%[6,10]	1.10%[7]	1.12%[8]	1.23%	1.33%	1.23%
Ratio of expenses to average net assets (with offsets)	1.12%[6,10]	1.11%[7]	1.13%	1.25%	1.36%	1.26%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.27%[6,10]	1.30%[7]	1.29%	1.30%	1.36%	1.26%
Ratio of net investment loss to average net assets[2]	(0.38)%[6,10]	(0.08)%[7]	(0.53)%	(0.70)%	(0.83)%	(0.29)%
Portfolio turnover	71%[9]	107%	126%	138%	186%	138%
Net assets at end of period (000’s omitted)	$17,872	$16,407	$13,961	$4,786	$8,028	$92,439

14

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.45) and $(0.27) for the Service Class and Institutional Class, respectively.
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Service Class and Institutional Class, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.003% and 0.004% of average net assets for the Service Class and Institutional Class, respectively.
[8]

Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 1.11% from 1.14%. For the period April 1, 2011 through June 30, 2011, the Fund’s expense cap was 1.14%. From January 1, 2011 through March 31, 2011, the Fund’s expense cap was 1.19%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.

[9]	Not annualized.
[10]	Annualized.
[11]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.26) and $(0.18) for the Service Class and Institutional Class, respectively.

15

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Special Equity Fund (“Special Equity” or the “Fund”).

Effective April, 1, 2013, Managers Class shares were renamed Service Class shares.

The Fund offers both Service Class shares and Institutional Class shares. The Institutional Class shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $1,000,000. Service Class shares are offered to all other investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

16

Notes to Financial Statements (continued)

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2013, the custodian expense was not reduced.

The Fund had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2013, the amount by which the Fund’s expenses were reduced and the impact on the expense ratio, if any, was: $7,166 or 0.01%.

Overdraft fees are computed at 1% above the Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2013, overdraft fees equaled $3 or 0.00%.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on Federal income tax returns as of December 31, 2012 and for all open tax years, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre- enactment taxable years, which generally expire eight years

17

Notes to Financial Statements (continued)

following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2013, the Fund had accumulated net realized capital loss carryovers from security transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration date listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
	Short-Term	Long-Term	December 31,
(Pre-Enactment)	$21,869,427		2016
(Pre-Enactment)	183,621,777		2017

Total	$205,491,204	—

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 51%. Transactions by these shareholders may have a material impact on the Fund.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2013, the market value of repurchase agreements outstanding was $17,637,022.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2013 the annual investment management fee rate, as a percentage of average daily net assets, was 0.90%.

The Investment Manager has contractually agreed, until at least May 1, 2014, to waive management fees and/or reimburse Fund expenses, in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s respective expense cap. For the six months ended June 30, 2013, the Fund’s components of reimbursement are detailed in the following chart:

Reimbursement Available - 12/31/12	$994,147
Additional Reimbursements	158,634
Repayments	—
Expired Reimbursements	—

Reimbursement Available - 06/30/13	$1,152,781

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or

18

Notes to Financial Statements (continued)

$2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For the Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended June 30, 2013, was as follows:

	Maximum Amount Allowed	Actual Amount Charged
Service Class	0.25%	0.25%

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2013, the Fund did not lend or borrow from any other Managers Funds.

For the six months ended June 30, 2013, the Fund executed the following transactions at the closing price of the security and with no commissions under Rule 17a-7 procedures approved by the Board:

January 15, 2013 – bought 900 shares of Maximus, Inc. at $67.19 from Lord Abbett Research Fund, Small-Cap Value Series.

January 17, 2013 – bought 1,100 shares of Chemtura Corp at $23.75 from Lord Abbett Securities Trust – Value Opportunities Fund.

March 1, 2013 – bought 800 shares of Energy XXI Bermuda at $29.11 from Lord Abbett Small Cap Blend.

March 4, 2013 – bought 400 shares of Chart Industries at $79.03 from Lord Abbett Bond Debenture Fund.

March 7, 2013 – sold 4,790 shares of Sarepta Therapeutics, Inc. at $29.79 to Lord Abbett Series Fund – Fundamental Equity Portfolio.

March 11, 2013 – sold 2,148 shares of Sarepta Therapeutics, Inc. at $30.41 to Lord Abbett Series Fund – Fundamental Equity Portfolio.

June 26, 2013 – bought 300 shares of Shutterstock, Inc. at $49.75 from Lord Abbett Micro Cap Growth Fund.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2013, were $146,878,500 and $162,294,441, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of cash collateral available for return to the borrower due to any loss on the collateral invested.

19

Notes to Financial Statements (continued)

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However based on experience, the Fund has had no prior claims or losses and expects the risk of loss to be remote.

6.	Master Netting Agreements

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following table is a summary of the Fund’s open securities lending and repurchase agreements which are subject to a master netting agreement as of June 30, 2013:

		Gross Amounts Offset in the	Net Amounts of Assets Presented in	Gross Amount Not Offset In the Statement of Assets and Liablities
		Statement of	the Statement of
	Gross Amounts of Recognized Assets	Assets and Liabilities	Assets and Liabilities	Financial Instruments	Cash Collateral Recieved	Net Amount
Securities lending	$17,164,818	—	$17,164,818	—	$17,164,818	—
Repurchase agreements	17,637,022	—	17,637,022	$17,637,022	—	—

Total	$34,801,840	—	$34,801,840	$17,637,022	$17,164,818	—

7.	New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Fund’s financial statements and disclosures.

8.	Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

20

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for Managers Special Equity Fund (the “Fund”) and the Subadvisory Agreement for each Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the

Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual(s) at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. The Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by each Subadvisor of its obligations to the Fund, including without limitation a review of each Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadvisor and other information regarding each Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares recommendations with respect to the continued retention of any Subadvisor or the replacement of any Subadvisor; identifies potential successors to or replacements of any Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and

21

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the portion of the Fund managed by each Subadvisor as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Managers Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was below, above, below and below, respectively, the median performance of the Peer Group and below, above, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index.1 The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and the fact that the Fund ranked in the top quintile of the Peer Group for the 3-year period. The Trustees also noted that the Fund’s 10-year performance includes the performance of the Fund’s prior subadvisors. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

[1]	Effective April 1, 2013, outstanding Managers Class shares of the Fund were renamed Service Class shares.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fees with respect to the Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset levels of the Fund, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadvisor. In this regard, the Trustees noted that the Fund currently has four Subadvisors, each managing a portion of the Fund’s portfolio. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

22

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with these Subadvisors. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisors to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2011. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreements with each of the Subadvisors: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for the Fund.

23

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2013

Managers Bond Fund

Service Class: **MGFIX** Institutional Class: **MGBIX**

Managers
INVESTMENT GROUP

SAR017-0613

Managers Bond Fund

Semi-Annual Report—June 30, 2013 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	17
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	18
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	19
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	20
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	21

NOTES TO FINANCIAL STATEMENTS	22
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2013	Expense Ratio for the Period	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During the Period
Managers Bond Fund

Service Class*
Based on Actual Fund Return	0.99%	$1,000	$986	$4.88
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96

Institutional Class**
Based on Actual Fund Return	0.89%	$1,000	$971	$4.35
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46

*	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Commenced operations April 1, 2013, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (91), then divided by 365.

2

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the Managers Bond Fund and Barclays U.S. Government Credit Bond Index for the same time periods ended June 30, 2013.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception date
Managers Bond Fund [2,3,4,5]
Service Class**	(1.37)%	4.92%	7.43%	6.05%	8.87%	6/1/1984
Institutional Class***	—	—	—	—	(2.94)%	4/1/2013
Barclays U.S. Government Credit Bond Index[6]	(2.67)%	(0.62)%	5.29%	4.43%	8.04%	6/1/1984	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
**	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
***	Commenced operations April 1, 2013.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/ or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[5]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[6]

The Barclays U.S. Government/Credit Bond Index is an index of investment grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

Managers Bond Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Category	Managers Bond Fund**
Corporate Bonds and Notes	63.2%
U.S. Government and Agency Obligations	25.0%
Foreign Government and Agency Obligations	5.0%
Asset-Backed Securities	2.0%
Municipal Bonds	1.4%
Common Stocks	0.9%
Bank Loan Obligations	0.4%
Preferred Stocks	0.5%
Mortgage-Backed Securities	0.8%
Other Assets and Liabilities	0.8%

**	As a percentage of net assets.

Rating	Managers Bond Fund***
U.S. Treasury & Agency	25.4%
Aaa	4.0%
Aa	2.5%
A	18.5%
Baa	37.8%
Ba & lower	11.2%
Not Rated	0.6%

***	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
U.S. Treasury Notes, 0.250%, 05/31/14*	9.8%
U.S. Treasury Notes, 0.250%, 02/28/14*	5.0
U.S. Treasury Bonds, 2.875%, 05/15/43	2.5
Springleaf Finance Corp., MTN, Series J, 6.900%, 12/15/17*	2.4
U.S. Treasury Bonds, 2.750%, 11/15/42	2.2
Southwestern Electric Power Co., 6.450%, 01/15/19*	2.0
EQT Corp., 6.500%, 04/01/18*	1.8
Merrill Lynch & Co., Inc., 6.110%, 01/29/37*	1.6
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18*	1.6
Nisource Finance Corp., 6.400%, 03/15/18*	1.4

Top Ten as a Group	30.3%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

Managers Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

		Principal Amount†	Value
Asset-Backed Securities - 2.0%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.443%, 04/15/19 (07/15/13)[1]		$17,040,000	$16,654,351
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		5,529,551	5,707,741
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		5,921,248	6,022,223
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		4,284,975	4,889,066
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		3,572,591	3,616,688
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		8,323,022	8,846,749
World Financial Network Credit Card Master Trust, Series 2010-A, 6.750%, 04/15/19		1,000,000	1,098,418
Total Asset-Backed Securities (cost $43,836,288)			46,835,236

Bank Loan Obligations - 0.4%
Flying Fortress, Inc., Term Loan, 5.000%, 06/30/17 (cost $8,295,000)		8,295,000	8,263,894

		Shares
Common Stocks - 0.9%
PPG Industries, Inc. (Materials) (cost $10,696,329)		145,736	21,337,208

		Principal Amount†
Corporate Bonds and Notes - 63.2%
Financials - 28.9%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,523,568
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		7,740,121	8,120,602
American International Group, Inc.,
8.175%, 05/15/58[2]		10,530,000	12,846,600
MTN, 5.450%, 05/18/17		485,000	534,633
MTN, Series G, 5.850%, 01/16/18		1,940,000	2,181,355
Bank of America Corp.,
7.625%, 06/01/19		2,906,000	3,492,358
MTN, 5.000%, 05/13/21		2,475,000	2,639,001
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,788,127
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a), (b)		8,115,000	8,157,076
7.875%, 10/15/19 (a)[3]		3,145,000	3,218,288
Citigroup, Inc.,
5.500%, 10/15/14		18,680,000	19,647,306
6.125%, 08/25/36		10,760,000	10,534,998
6.250%, 06/29/17	NZD	37,108,000	29,999,302
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
3.375%, 01/19/17		1,930,000	2,026,942
3.875%, 02/08/22		11,250,000	11,328,964
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,749,094
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,452,395
6.500%, 01/15/18		5,000,000	5,749,645

The accompanying notes are an integral part of these financial statements.

5

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 28.9% (continued)
Equifax, Inc., 7.000%, 07/01/37		$4,421,000	$5,130,960
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,582,218
Export-Import Bank of Korea, 8.300%, 03/15/14 (a)	IDR	1,400,000,000	137,273
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	15,837,885
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	12,343,072
6.750%, 09/26/16	NZD	6,390,000	5,266,203
EMTN, 5.000%, 02/01/17	NZD	6,250,000	5,002,625
GMTN, 7.625%, 12/10/14	NZD	9,365,000	7,625,587
Series GMTN, 4.250%, 01/17/18	NZD	5,010,000	3,784,217
Goldman Sachs Group, Inc., The,
3.375%, 02/01/18	CAD	1,700,000	1,595,174
6.750%, 10/01/37		14,590,000	14,945,471
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	7,441,886
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	4,022,560
7.500%, 04/15/18		2,405,000	2,823,674
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[2]		900,000	859,500
iStar Financial, Inc.,
5.700%, 03/01/14		15,000	15,225
5.850%, 03/15/17		325,000	331,500
5.875%, 03/15/16		1,340,000	1,366,800
6.050%, 04/15/15		620,000	632,400
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	8,732,143
JPMorgan Chase & Co.,
4.250%, 11/02/18	NZD	7,360,000	5,477,077
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,851,662
Series EMTN, 1.053%, 05/30/17 (07/31/13)[1]	GBP	1,500,000	2,133,145
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)[4]		17,940,000	19,126,139
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	9,099,797
MBIA Insurance Corp., 11.537%, 01/15/33 (a)[1]		525,000	448,875
Merrill Lynch & Co., Inc.,
6.050%, 05/16/16		900,000	974,526
6.110%, 01/29/37		38,050,000	37,455,012
10.710%, 03/08/17	BRL	2,500,000	1,069,980
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,393,354
MTN, Series C, 6.050%, 06/01/34		22,100,000	23,635,088

The accompanying notes are an integral part of these financial statements.

6

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 28.9% (continued)
Morgan Stanley,
0.757%, 10/15/15 (07/15/13)[1]		$300,000	$294,162
2.125%, 04/25/18		16,100,000	15,408,199
3.450%, 11/02/15		2,360,000	2,435,199
3.750%, 02/25/23		13,790,000	13,187,143
4.875%, 11/01/22		7,500,000	7,409,258
5.750%, 01/25/21		400,000	434,181
GMTN, 5.500%, 01/26/20		500,000	536,694
GMTN, 5.500%, 07/24/20		15,210,000	16,379,406
MTN, 0.727%, 10/18/16 (07/18/13)[1]		2,000,000	1,936,138
MTN, 5.625%, 09/23/19		7,500,000	8,061,233
MTN, 6.250%, 08/09/26		11,000,000	12,055,692
MTN, 6.625%, 04/01/18		3,095,000	3,508,043
Series 1654, 4.100%, 05/22/23		2,310,000	2,134,253
Series GMTN, 8.000%, 05/09/17	AUD	8,100,000	8,044,493
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	16,094,028
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,745,018
National City Corp., 6.875%, 05/15/19		1,905,000	2,278,624
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	6,865,450
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,130,400
Old Republic International Corp., 3.750%, 03/15/18[4,5]		15,805,000	17,780,625
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		8,885,000	11,541,615
ProLogis, L.P.,
5.625%, 11/15/15		345,000	373,657
5.750%, 04/01/16		280,000	307,388
Realty Income Corp.,
5.750%, 01/15/21		1,435,000	1,580,165
6.750%, 08/15/19		6,240,000	7,361,727
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	4,424,801
Santander Financial Issuances, Ltd., 7.250%, 11/01/15		500,000	538,950
Santander Issuances SAU,
5.911%, 06/20/16 (a)		1,100,000	1,166,257
6.500%, 08/11/19 (a)[2,4]		900,000	917,952
Santander US Debt SAU, 3.724%, 01/20/15 (a)		2,700,000	2,725,272
Simon Property Group, L.P., 5.750%, 12/01/15		445,000	490,320
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	4,980,054
SLM Corp.,
5.000%, 04/15/15		50,000	51,625
5.500%, 01/25/23[4]		18,070,000	17,206,326
8.450%, 06/15/18		17,700,000	19,647,000
Societe Generale SA, 5.200%, 04/15/21 (a)		7,000,000	7,390,390

The accompanying notes are an integral part of these financial statements.

7

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 28.9% (continued)
Springleaf Finance Corp.,
MTN, 5.400%, 12/01/15		$5,000,000	$4,987,500
MTN, Series J, 6.900%, 12/15/17		57,315,000	56,240,344
WEA Finance LLC / WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)		8,325,000	9,831,808
Willis North America, Inc.,
6.200%, 03/28/17		5,350,000	5,958,006
7.000%, 09/29/19		2,860,000	3,284,744
Total Financials			662,855,422

Industrials - 27.1%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	3,283,763
6.500%, 01/15/28		305,000	228,750
America Movil SAB de CV, Series 12, 6.450%, 12/05/22	MXN	169,300,000	12,653,589
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25 (a)		2,400,000	2,268,000
APL, Ltd., 8.000%, 01/15/24[3]		250,000	235,000
ArcelorMittal,
6.000%, 03/01/21 (b)		150,000	149,250
6.125%, 06/01/18		4,580,000	4,717,400
6.750%, 02/25/22 (b)[4]		1,600,000	1,640,000
7.250%, 03/01/41 (b)[4]		11,065,000	10,345,775
7.500%, 10/15/39 (b)		6,604,000	6,273,800
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	8,868,250
Series S, 6.450%, 06/15/21		13,395,000	13,964,288
Chesapeake Energy Corp.,
2.500%, 05/15/37[4,5]		3,800,000	3,579,125
2.750%, 11/15/35[5]		1,560,000	1,548,300
6.625%, 08/15/20		55,000	59,125
6.875%, 11/15/20		85,000	92,225
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,614,000
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		15,274	15,771
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		80,531	90,195
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22		15,908,860	17,658,834
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		5,225,143	5,538,652
Corning, Inc.,
6.850%, 03/01/29		9,142,000	10,966,195
7.250%, 08/15/36		1,185,000	1,443,232
Cummins, Inc.,
5.650%, 03/01/98		10,045,000	9,514,072
6.750%, 02/15/27		2,853,000	3,305,300
Darden Restaurants, Inc., 6.000%, 08/15/35		2,635,000	2,566,548

The accompanying notes are an integral part of these financial statements.

8

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 27.1% (continued)
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	$9,796,122	$10,702,263
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18[4]	4,163,582	4,465,441
Dillard’s, Inc., 7.000%, 12/01/28	225,000	236,250
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000	29,271,375
Embarq Corp., 7.995%, 06/01/36	5,830,000	6,151,501
Energy Transfer Partners, L.P., 6.125%, 02/15/17	700,000	788,168
Enterprise Products Operating LLC, 4.050%, 02/15/22	8,450,000	8,636,010
EQT Corp., 6.500%, 04/01/18	35,420,000	40,170,318
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,701,330
6.700%, 06/01/34 (a)	1,250,000	1,410,255
7.000%, 10/15/37 (a)	19,033,000	22,411,377
Foot Locker, Inc., 8.500%, 01/15/22	570,000	662,981
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,108,930
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,770,648
HCA, Inc., 7.500%, 11/06/33	75,000	77,250
Intel Corp.,
2.950%, 12/15/35[5]	8,030,000	8,737,644
3.250%, 08/01/39[5]	15,000,000	19,115,625
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,955,302
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20	8,100,000	8,994,175
5.800%, 03/01/21	4,320,000	4,896,055
5.950%, 02/15/18	32,210,000	37,326,526
Marks & Spencer PLC, 7.125%, 12/01/37 (a)[4]	4,725,000	4,745,266
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,598,250
6.500%, 08/15/32	955,000	950,225
7.125%, 03/15/20	8,815,000	9,828,725
7.750%, 08/01/29	1,070,000	1,181,217
Mead Corp., The, 7.550%, 03/01/47[3]	970,000	1,023,266
Methanex Corp.,
5.250%, 03/01/22	350,000	366,889
6.000%, 08/15/15	3,825,000	4,112,170
Micron Technology, Inc.,
Series B, 1.875%, 08/01/31[5]	5,000	7,763
Series C, 2.375%, 05/01/32 (a)[5]	20,000	31,950
Missouri Pacific Railroad Co., 5.000%, 01/01/45[3]	825,000	726,000
New Albertsons, Inc.,
6.625%, 06/01/28	1,015,000	700,350
7.450%, 08/01/29	3,195,000	2,508,075
7.750%, 06/15/26	915,000	721,706

The accompanying notes are an integral part of these financial statements.

9

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 27.1% (continued)
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[4]		$18,700,000	$18,139,000
Northwest Airlines, 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17		4,592,940	4,742,211
Owens & Minor, Inc., 6.350%, 04/15/16		1,355,000	1,469,817
Owens Corning,
6.500%, 12/01/16		925,000	1,032,564
7.000%, 12/01/36		9,175,000	9,817,801
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	6,386,331
7.000%, 06/15/18		26,505,000	31,735,073
Plains All American Pipeline, L.P./PAA Finance Corp.,
6.125%, 01/15/17		1,770,000	2,010,555
6.500%, 05/01/18		8,975,000	10,592,071
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[4]	EUR	500,000	580,572
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	10,658,200
6.375%, 05/15/33		5,135,000	4,801,225
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	685,100
6.875%, 07/15/28		1,190,000	1,142,400
7.625%, 08/03/21		2,135,000	2,348,500
Qwest Corp.,
6.875%, 09/15/33		7,209,000	6,974,708
7.200%, 11/10/26		435,000	437,175
7.250%, 09/15/25		1,185,000	1,324,995
7.250%, 10/15/35		2,165,000	2,175,825
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,301,639
Reynolds American, Inc., 6.750%, 06/15/17		8,170,000	9,467,249
Rowan Cos., Inc., 7.875%, 08/01/19		4,710,000	5,662,616
RR Donnelley & Sons Co., 8.250%, 03/15/19[4]		2,230,000	2,341,500
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		3,300,000	3,887,994
Telecom Italia Capital SA,
6.000%, 09/30/34		5,965,000	5,409,086
6.375%, 11/15/33		4,865,000	4,543,550
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	861,569
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	314,349
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,416,985
Toro Co., The, 6.625%, 05/01/37[3]		6,810,000	6,791,347
Transocean, Inc., 7.375%, 04/15/18		500,000	572,936
UAL, Series 2007-1, 6.636%, 07/02/22		13,747,962	14,710,319
United States Steel Corp.,
6.650%, 06/01/37[4]		3,595,000	3,028,788
7.000%, 02/01/18[4]		7,310,000	7,675,500
US Airways, 2011-1 Class A Pass Through Trust, Series 2011 A, 7.125%, 10/22/23		3,499,124	3,954,010

The accompanying notes are an integral part of these financial statements.

10

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 27.1% (continued)
USG Corp., 6.300%, 11/15/16		$1,410,000	$1,438,200
Vale Overseas Ltd., 6.875%, 11/21/36		3,665,000	3,710,769
Verizon New England, Inc., 7.875%, 11/15/29		2,390,000	2,977,213
Verizon Pennsylvania, Inc., 6.000%, 12/01/28		530,000	555,680
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	14,726,709
7.375%, 10/01/19		3,915,000	4,623,548
7.375%, 03/15/32		1,930,000	2,316,905
Wyndham Worldwide Corp., 6.000%, 12/01/16		6,430,000	7,173,739
Total Industrials			621,227,038

Utilities - 7.2%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	24,774,925
Bruce Mansfield Unit, 6.850%, 06/01/34		9,409,763	10,280,260
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	914,565
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	589,500
Endesa SA/Cayman Islands, 7.875%, 02/01/27		2,900,000	3,370,946
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	3,842,568
6.000%, 10/07/39 (a)		18,382,000	16,975,814
Series EMTN, 5.750%, 09/14/40	GBP	210,000	275,982
Iberdrola Finance Ireland, Ltd., 3.800%, 09/11/14 (a)		975,000	1,000,184
ITC Holdings Corp., 5.875%, 09/30/16 (a)		2,410,000	2,690,018
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[3]		7,284,486	7,454,885
Nisource Finance Corp.,
6.400%, 03/15/18		27,910,000	32,421,233
6.800%, 01/15/19		11,625,000	13,755,863
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	45,472,378
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,454,080
Total Utilities			166,273,201
Total Corporate Bonds and Notes (cost $1,312,022,077)			1,450,355,661

Foreign Government and Agency Obligations - 5.0%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	76,101	77,803
Autonomous Community of Madrid Spain, Bonds, 4.300%, 09/15/26	EUR	6,710,000	7,079,170
Brazil Bonds, Republic of, 10.250%, 01/10/28	BRL	5,750,000	2,641,338
Brazilian Government International Bond, 8.500%, 01/05/24	BRL	6,650,000	2,741,838
Canadian Government Notes,
2.500%, 06/01/15	CAD	14,775,000	14,388,240
2.750%, 09/01/16	CAD	385,000	380,483
3.000%, 12/01/15	CAD	15,225,000	15,054,032
Series N, 1.000%, 08/01/16	CAD	5,965,000	5,594,633
European Bank for Reconstruction & Development, Series GMTN, 9.000%, 04/28/14	BRL	2,000,000	896,677
European Investment Bank, Bonds, 7.192%, 03/10/21[6]	AUD	5,000,000	2,943,238
Iceland Government International Bonds, 5.875%, 05/11/22		5,800,000	6,148,000

The accompanying notes are an integral part of these financial statements.

11

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 5.0% (continued)
Inter-American Development Bank,
Bonds, 6.000%, 12/15/17	NZD	4,215,000	$3,507,703
Notes, EMTN, 8.076%, 09/23/13[6]	IDR	33,430,000,000	3,306,084
International Bank for Reconstruction & Development Notes, GDIF, 1.430%, 03/05/14	SGD	5,800,000	4,602,839
Ireland Government Bonds,
4.500%, 04/18/20	EUR	1,655,000	2,249,039
5.000%, 10/18/20	EUR	995,000	1,387,737
Manitoba Bonds, Province of, 6.375%, 09/01/15	NZD	5,450,000	4,454,454
New South Wales Treasury Corp., Series 813, 5.500%, 08/01/13	AUD	21,225,000	19,454,040
Norway Government Bond,
Series 471, 5.000%, 05/15/15	NOK	36,490,000	6,398,298
Series 472, 4.250%, 05/19/17	NOK	13,230,000	2,385,401
Queensland Treasury Corp. Bonds, 7.125%, 09/18/17 (a)	NZD	7,500,000	6,444,615
Singapore Government Bond, 1.375%, 10/01/14	SGD	4,400,000	3,522,069
Total Foreign Government and Agency Obligations (cost $115,170,590)			115,657,731

Mortgage-Backed Securities - 0.8%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		2,542,643	2,568,824
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[2]		1,704,000	1,902,734
Extended Stay America Trust 2013-ESH, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)		13,500,000	12,902,666
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.003%, 06/15/49[2]		80,000	89,528
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.721%, 03/15/44 (a)[2]		875,000	829,833
Total Mortgage-Backed Securities (cost $17,695,924)			18,293,585

Municipal Bonds - 1.4%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47		3,975,000	3,204,685
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[7]		315,000	302,350
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		2,880,000	2,672,525
Illinois State General Obligation, 5.520%, 04/01/38		7,300,000	6,482,838
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34		2,845,000	2,444,652
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46		21,010,000	15,775,989
Total Municipal Bonds (cost $37,079,167)			30,883,039

		Shares
Preferred Stocks - 0.5%
Financials - 0.5%
Bank of America Corp., 6.375%[4]		20,000	491,000
Bank of America Corp., Series L, 7.250%[5]		7,808	8,670,784
SLM Corp., 6.000%		41,250	947,100
Total Financials			10,108,884

Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%		482	46,980
Entergy New Orleans, Inc., 5.560%		100	9,981
Wisconsin Electric Power Co., 3.600%		3,946	331,464
Total Utilities			388,425
Total Preferred Stocks (cost $8,690,119)			10,497,309

The accompanying notes are an integral part of these financial statements.

12

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Government and Agency Obligations - 25.0%
Federal Home Loan Mortgage Corporation - 0.0%
FHMLC Gold, 5.000%, 12/01/31	$56,284	$60,261

Federal National Mortgage Association - 0.2%
FNMA,
3.000%, 07/01/27	4,130,408	4,254,534
6.000%, 07/01/29	4,141	4,605
Total Federal National Mortgage Association		4,259,139

U.S. Treasury Obligations - 24.8%
U.S. Treasury Bonds,
2.750%, 11/15/42	57,390,000	49,480,969
2.875%, 05/15/43	64,290,000	56,896,650
U.S. Treasury Notes,
0.125%, 12/31/14	29,585,000	29,531,836
0.250%, 02/28/14 to 12/15/15	401,840,000	401,906,438
0.375%, 11/15/15	30,140,000	30,074,054
Total U.S. Treasury Obligations		567,889,947
Total U.S. Government and Agency Obligations (cost $575,983,816)		572,209,347

Short-Term Investments - 1.2%

Repurchase Agreements - 1.2%[8]
Cantor Fitzergerald Inc., dated 06/28/13, due 07/01/13, 0.230%, total to be received $6,515,615 (secured by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/15/13 - 05/01/51, totaling $6,645,800)	6,515,490	6,515,490
Citigroup Global Markets Inc., dated 06/28/13, due 07/01/13, 0.120%, total to be received $6,515,555 (secured by various U.S. Government Agency Obligations, 0.000% - 6.250%, 07/03/13 - 05/15/37, totaling $6,645,826)	6,515,490	6,515,490
Deutsche Bank Securities Inc., dated 06/28/13, due 07/01/13, 0.150%, total to be received $1,371,676 (secured by various U.S. Government Agency Obligations, 0.000% - 2.125%, 07/05/13 - 08/15/21, totaling $1,399,092)	1,371,659	1,371,659
Morgan Stanley & Co. LLC, dated 06/28/13, due 07/01/13, 0.150%, total to be received $6,515,571 (secured by various U.S. Government Agency Obligations, 2.189% - 5.000%, 06/01/18 - 04/01/43, totaling $6,645,800)	6,515,490	6,515,490
Nomura Securities., dated 06/28/13, due 07/01/13, 0.160%, total to be received $6,515,577 (secured by various U.S. Government Agency Obligations, 0.000% - 8.875%, 12/04/13 - 08/27/32, totaling $6,645,800)	6,515,490	6,515,490
Total Repurchase Agreements		27,433,619

	Shares
Other Investment Companies - 0.0%9,#
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	1,116,734	1,116,734
Total Short-Term Investments (cost $28,550,353)		28,550,353

Total Investments - 100.4% (cost $2,158,019,663)		2,302,883,363
Other Assets, less Liabilities - (0.4)%		(9,079,307)

Net Assets - 100.0%		$2,293,804,056

The accompanying notes are an integral part of these financial statements.

13

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $2,158,019,663 for Federal income tax purposes at June 30, 2013, the aggregate gross unrealized appreciation and depreciation were $171,107,164 and $26,243,464, respectively, resulting in net unrealized appreciation of investments of $144,863,700.

†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2013, the value of these securities amounted to $329,807,623, or 14.4% of net assets.
(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security. The rate listed is as of June 30, 2013. Date in parentheses represents the security’s next coupon rate reset.
[2]	Variable Rate Security. The rate listed is as of June 30, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. Illiquid securities at June 30, 2013, amounted to $19,448,786 or 0.9% of net assets.

[4]	Some or all of these securities, amounting to a market value of $26,316,388, or approximately 1.1% of net assets, were out on loan to various brokers.
[5]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible Bonds and Convertible Preferred Stocks at June 30, 2013, amounted to $50,801,032, or 2.2% of net assets, and $8,670,784, or 0.4% of net assets, respectively.

[6]	Represents yield to maturity at June 30, 2013.
[7]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $302,350, or 0.01% of net assets.
[8]	Collateral received from brokers for securities lending was invested in these short-term investments.
[9]	Yield shown represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

14

Notes to Schedule of Portfolio Investments (continued)

Country	Managers Bond Fund*
Australia	1.1%
Brazil	0.4%
Canada	1.9%
France	0.3%
India	0.0%#
Ireland	0.2%
Malaysia	0.1%
Mexico	0.6%
Netherlands	1.6%
New Zealand	0.0%
Norway	0.4%
Singapore	0.2%
South Korea	0.2%
Spain	0.2%
United Kingdom	1.2%
United States	87.1%
Cayman Islands	0.2%
Luxembourg	1.6%
Other	2.7%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of total market value on June 30, 2013.

The accompanying notes are an integral part of these financial statements.

15

Notes to Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2013: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$46,835,236	—	$46,835,236
Bank Loan Obligations	—	8,263,894	—	8,263,894
Common Stocks†	$21,337,208	—	—	21,337,208
Corporate Bonds and Notes††	—	1,450,355,661	—	1,450,355,661
Foreign Government and Agency Obligations	—	115,657,731	—	115,657,731
Mortgage-Backed Securities	—	18,293,585	—	18,293,585
Municipal Bonds	—	30,883,039	—	30,883,039
Preferred Stocks†	10,497,309	—	—	10,497,309
U.S. Government and Agency Obligations††	—	572,209,347	—	572,209,347
Short-Term Investments
Repurchase Agreements	—	27,433,619	—	27,433,619
Other Investment Companies	1,116,734	—	—	1,116,734

Total Investments in Securities	$32,951,251	$2,269,932,112	—	$2,302,883,363

†

All common stocks and preferred stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks and preferred stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

††

All corporate bonds and notes; U.S. government and agency obligations; held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

Investment Abbreviations and Definitions:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GDIF:	Global Debt Issuance Facility
GMTN:	Global Medium-Term Note
MBIA:	MBIA Insurance Corp.
MTN:	Medium-Term Note

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	Great Britain Pound
IDR:	Indonesian Rupiah
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
SGD:	Singapore Dollar

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $26,316,388)	$2,302,883,363
Cash	285,274
Foreign currency**	903,152
Dividends, interest and other receivables	23,283,321
Receivable for Fund shares sold	4,657,940
Receivable for investments sold	1,295,212
Receivable from affiliate	69,175
Prepaid expenses	138,629
Total assets	2,333,516,066

Liabilities:
Payable upon return of securities loaned	27,433,619
Payable for Fund shares repurchased	9,841,940
Accrued expenses:
Investment advisory and management fees	1,215,094
Administrative fees	486,037
Shareholder servicing fee - Service Class	135,699
Trustees fees and expenses	11,459
Other	588,162
Total liabilities	39,712,010

Net Assets	$2,293,804,056

Net Assets Represent:
Paid-in capital	$2,157,610,305
Undistributed net investment income	1,813,990
Accumulated net realized loss from investments and foreign currency transactions	(10,352,786)
Net unrealized appreciation of investments and foreign currency translations	144,732,547
Net Assets	$2,293,804,056

Service Class:[1]
Net Assets	$1,589,176,096
Shares outstanding	58,568,358
Net asset value, offering and redemption price per share	$27.13
Institutional Class:[2]
Net Assets	$704,627,960
Shares outstanding	25,967,749
Net asset value, offering and redemption price per share	$27.13
* Investments at cost	$2,158,019,663
** Foreign currency at cost	$900,539

[1]	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
[2]	Commenced operations on April 1, 2013.

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

Investment Income:
Interest income	$49,481,135
Dividend income	539,950
Securities lending income	223,481
Foreign withholding tax	(18,535)
Total investment income	50,226,031

Expenses:
Investment advisory and management fees	7,473,056
Administrative fees	2,989,214
Shareholder servicing fees - Service Class	456,717
Transfer agent	735,757
Extraordinary expense	337,658
Reports to shareholders	161,258
Custodian	118,585
Professional fees	72,350
Registration fees	46,016
Trustees fees and expenses	44,518
Miscellaneous	27,368
Total expenses before offsets	12,462,497
Expense reimbursements	(435,305)
Fee waivers	(4,636)
Net expenses	12,022,556

Net investment income	38,203,475

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,407,100
Net realized gain on foreign currency transactions	452,594
Net change in unrealized appreciation (depreciation) of investments	(78,015,047)
Net change in unrealized appreciation (depreciation) of foreign currency translations	(118,678)
Net realized and unrealized loss	(70,274,031)

Net decrease in net assets resulting from operations	$(32,070,556)

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$38,203,475	$86,698,623
Net realized gain on investments and foreign currency transactions	7,859,694	51,030,131
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(78,133,725)	120,216,266
Net increase (decrease) in net assets resulting from operations	(32,070,556)	257,945,020

Distributions to Shareholders:
From net investment income
Service Class[1]	(31,079,846)	(93,830,463)
Institutional Class[2]	(5,823,280)	—
Total distributions to shareholders	(36,903,126)	(93,830,463)

Capital Share Transactions:
Service Class:[1]
Proceeds from sale of shares	271,055,162	661,018,738
Reinvestment of dividends and distributions	27,688,997	84,754,560
Cost of shares repurchased	(1,047,594,006)	(657,366,515)
Net increase (decrease) from Service Class transactions	(748,849,847)	88,406,783

Institutional Class:[2]
Proceeds from sale of shares	770,517,091	—
Reinvestment of dividends and distributions	5,819,771	—
Cost of shares repurchased	(38,721,485)	—
Net increase from Institutional Class transactions	737,615,377	—
Net increase (decrease) from capital share transactions	(11,234,470)	88,406,783
Total increase (decrease) in net assets	(80,208,152)	252,521,340

Net Assets:
Beginning of period	2,374,012,208	2,121,490,868
End of period	$2,293,804,056	$2,374,012,208
End of period undistributed net investment income	$1,813,990	$513,641

Share Transactions:
Service Class:[1]
Sale of shares	9,638,220	24,384,005
Reinvested shares	989,840	3,120,139
Shares repurchased	(37,056,866)	(24,211,309)
Net increase (decrease) - Service Class	(26,428,806)	3,292,835

Institutional Class:[2]
Sale of shares	27,138,674	—
Reinvested shares	209,115	—
Shares repurchased	(1,380,040)	—
Net increase - Institutional Class	25,967,749	—

[1]	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
[2]	Commenced operations on April 1, 2013.

The accompanying notes are an integral part of these financial statements.

19

Managers Bond Fund

Financial Highlights

For a share outstanding throughout each period

Service Class Shares†	For the six months ended June 30, 2013	For the year ended December 31,
	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$27.93	$25.97	$25.61	$24.29	$19.65	$25.34

Income from Investment Operations:
Net investment income[1]	0.45	1.03	1.14	1.16	1.30	1.42
Net realized and unrealized gain (loss) on investments[1]	(0.82)	2.04	0.39	1.34	4.62	(5.42)
Total from investment operations	(0.37)	3.07	1.53	2.50	5.92	(4.00)

Less Distributions to Shareholders from:
Net investment income	(0.43)	(1.11)	(1.17)	(1.18)	(1.28)	(1.41)
Net realized gain on investments	—	—	—	—	—	(0.28)
Total distributions to shareholders	(0.43)	(1.11)	(1.17)	(1.18)	(1.28)	(1.69)

Net Asset Value, End of Period	$27.13	$27.93	$25.97	$25.61	$24.29	$19.65
Total Return[2]	(1.37)%[7]	12.04%	6.06%	10.47%[4]	31.12%[4]	(16.31)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.00%[5,8]	0.99%[6]	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets (with offsets)	1.00%[5,8]	0.99%[6]	0.99%	0.99%	0.99%	0.99%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.03%[5,8]	1.05%[6]	1.05%	1.06%	1.10%	1.10%
Ratio of net investment income to average net assets[2]	3.20%[5,8]	3.79%[6]	4.36%	4.59%	5.93%	6.10%
Portfolio turnover	8%[7]	26%	17%	17%	23%	39%
Net assets at end of period (000’s omitted)	$1,589,176	$2,374,012	$2,121,491	$1,986,376	$2,193,702	$1,888,919

Institutional Class Shares††	For the period from April 1, 2013 to June 30, 2013 (unaudited)
Net Asset Value, Beginning of Period	$28.19

Income from Investment Operations:
Net investment income[1]	0.23
Net realized and unrealized loss on investments[1]	(1.06)
Total from investment operations	(0.83)

Less Distributions to Shareholders from:
Net investment income	(0.23)

Net Asset Value, End of Period	$27.13
Total Return[2]	(2.94)%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[5,8]
Ratio of expenses to average net assets (with offsets)	0.89%[5,8]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.92%[5,8]
Ratio of net investment income to average net assets[2]	3.32%[5,8]
Portfolio turnover	8%[7]
Net assets at end of period (000’s omitted)	$704,628

20

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights previously presented in this report.

†	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
††	Commenced operations on April 1, 2013.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Includes non-routine extraordinary expenses amounting to 0.015% and 0.005% of average net assets for the Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Not annualized.
[8]	Annualized.

21

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the Managers Bond Fund (the “Fund”).

The Fund offers two classes of shares: Service Class (formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013) and Institutional Class (which commenced operations on April 1, 2013). Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value,

pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment’s valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs

22

Notes to Financial Statements (continued)

may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2013, the custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2013, the Fund had no overdraft fees.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on Federal income tax returns as of December 31, 2012 and for all open tax years, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be

23

Notes to Financial Statements (continued)

required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2013, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts
	Short-Term	Long-Term	Expires December 31,
(Pre-Enactment)	$2,905,184	—	2017
(Pre-Enactment)	15,307,296	—	2018

Total	$18,212,480	—

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: 3 collectively own 65%. Transactions by these shareholders may have a material impact on the Fund.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2013, the market value of repurchase agreements outstanding was $27,433,619.

i.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S.

dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Foreign Securities

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average net assets. For the six months ended, the annual investment management fee rate, as a percentage of average daily net assets June 30, 2013 was 0.625%.

Effective April 1, 2013, the Investment Manager has contractually agreed, through at least May 1, 2014, to waive fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

Prior to April 1, 2013, the Investment Manager agreed to waive fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in

24

Notes to Financial Statements (continued)

connection with bank and custody overdrafts), brokerage commissions and other transactions costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap. For the six months ended June 30, 2013, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/12	$4,145,544
Additional Reimbursements	435,305
Repayments	—
Expired Reimbursements	(847,348)

Reimbursement Available - 06/30/13	$3,733,501

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund may have made in JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2013, the management fee was reduced by $4,636 or 0.00%.

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee received an additional payment of $8,000 per year.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For the Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”).

Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratio for the six months ended June 30, 2013, was as follows:

	Maximum Amount Allowed	Actual Amount Charged
Service Class	0.10%	0.10%

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2013, the Fund neither borrowed or lent to other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2013, were $150,750,814 and $157,779,857, respectively.

Purchases and sales of U.S. Government obligations for the six months ended June 30, 2013, were $110,560,117 and $28,929,634, respectively.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to

25

Notes to Financial Statements (continued)

qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund has had no prior claims or losses and expects the risks of loss to be remote.

6.	Risks Associated with High Yield Securities

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8.	Forward Foreign Currency Contracts

During the six months ended June 30, 2013, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9.	Master Netting Agreements

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following tables are a summary of the Fund’s open securities lending and repurchase agreements which are subject to a master netting agreement as of June 30, 2013:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset In the Statement of Assets and Liablities
				Financial Instruments	Cash Collateral Recieved	Net Amount
Securities lending	$26,316,388	—	$26,316,388	—	$26,316,388	—
Repurchase agreements	27,433,619	—	27,433,619	$27,433,619	—	—

Total	$53,750,007	—	$53,750,007	$27,433,619	$26,316,388	—

26

Notes to Financial Statements (continued)

10.	New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Fund’s financial statements and disclosures.

11.	Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

27

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for Managers Bond Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the

Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

28

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Performance.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays U.S. Government/Credit Bond Index. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top quintile relative to its Peer Group for all relevant time periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called

“fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both higher than the average for the Peer Group. The

29

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 0.99% to 0.89% of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective April 1, 2013 through at least May 1, 2014. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees also noted that, effective April 1, 2013, the Fund was reclassified into a multi-class Fund and that the new lower expense cap is applicable to all share classes. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the

Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

30

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESQUARE INTERNATIONAL SMALL

CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY TRILOGY EMERGING MARKETS EQUITY TRILOGY INTERNATIONAL SMALL CAP Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2013

Managers Global Income Opportunity Fund: MGGBX

Managers
INVESTMENT GROUP

SAR002-0613

Managers Global Income Opportunity Fund

Semi-Annual Report—June 30, 2013 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	15
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	16
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	17
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	18
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	19
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	25

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2013	Expense Ratio for the Period	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During the Period*
Managers Global Income Opportunity Fund
Based on Actual Fund Return	0.89%	$1,000	$968	$4.33
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.45

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), then divided by 365.

2

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the Managers Global Income Opportunity Fund and the Barclays Global Aggregate Bond Index for the same time periods ended June 30, 2013.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
Managers Global Income Opportunity Fund [2,3,4,5,6]	(3.21)%	2.98%	5.43%	5.49%
Barclays Global Aggregate Bond Index[7]	(4.83)%	(2.18)%	3.68%	4.79%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member of FINRA.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars($).

[2]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.

[3]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[5]

Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

[6]

The Fund may invest in below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bond” or “high yield securities”) which may be subject to greater levels of interest rate, credit, and liquidity risk.

[7]

The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities. Unlike the Fund, the Barclays Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur fees.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

Managers Global Income Opportunity Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Category	Managers Global Income Opportunity Fund**
Corporate Bonds and Notes	36.6%
Foreign Government and Agency Obligations	34.4%
U.S. Government Obligations	15.0%
Asset-Backed Securities	1.4%
Mortgage-Backed Securities	0.7%
Other Assets and Liabilities	11.9%

**	As a percentage of net assets.

Rating	Managers Global Income Opportunity Fund†
U.S. Treasury & Agency	17.0%
Aaa	14.2%
Aa	13.4%
A	19.6%
Baa	24.8%
Ba & lower	9.9%
Not Rated	1.1%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
U.S. Treasury Notes, 0.250%, 02/15/2015*	7.4%
U.S. Treasury Notes, 0.625%, 04/30/2018	4.6
Norway Government Bonds, Series 473, 4.500%, 05/22/2019*	2.4
Italy Buoni Poliennali Del Tesoro, Bonds, 4.500%, 08/01/2018*	2.3
Canadian Government, Notes, 3.000%, 12/01/2015*	1.9
Mexican Fixed Rate, Bonds, Series M 10, 6.500%, 06/09/2022	1.5
Canadian Government, Bonds, 4.250%, 06/01/2018*	1.4
Mexican Fixed Rate, Notes, Series M 10, 7.75%, 12/14/2017*	1.4
Mexican Fixed Rate, Bonds, Series M 20, 8.000%, 12/07/2023*	1.4
Korea Treasury, Notes, Series 1709, 2.750%, 09/10/2017	1.2

Top Ten as a Group	25.5%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

		Principal Amount†	Value
Asset-Backed Securities - 1.4%
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.700%, 08/17/17 (07/17/13)[1]	EUR	100,000	$129,108
Hyundai Capital Auto Funding, Ltd., Series 2010-8A, Class A, 1.193%, 09/20/16 (07/18/13) (a)[1]		124,294	124,505
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.510%, 03/19/18 (07/17/13)[1]	EUR	100,000	127,563
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 06/15/17 (a)		22,177	22,288
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		90,512	92,423
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	100,548
Total Asset-Backed Securities (cost $566,004)			596,435

Corporate Bonds and Notes - 36.6%
Financials - 17.4%
AXA SA, 7.125%, 12/15/20	GBP	50,000	85,340
Banco BTG Pactual SA, 5.750%, 09/28/22 (a)		200,000	173,000
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	151,875
Banco Santander Chile, 6.500%, 09/22/20 (a)	CLP	200,000,000	387,757
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	147,893
Bank of America Corp.,
4.750%, 05/06/19[2]	EUR	100,000	128,863
5.700%, 01/24/22		140,000	155,406
Bank of Nova Scotia, 1.375%, 12/18/17		345,000	334,943
BBVA Bancomer SA, 6.750%, 09/30/22 (a)		150,000	162,000
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		75,000	79,744
BNZ International Funding, Ltd., GMTN, 4.000%, 03/08/17	EUR	100,000	141,342
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	195,000
Citigroup, Inc.,
3.500%, 05/15/23		85,000	76,341
6.250%, 06/29/17	NZD	200,000	161,686
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	114,748
Export-Import Bank of Korea,
4.000%, 11/26/15 (a)	PHP	5,000,000	117,517
EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	158,272
General Electric Capital Corp., Series A, 7.125%, 12/29/49[2,3]		200,000	226,000
Goldman Sachs Group, Inc., The, 3.375%, 02/01/18	CAD	200,000	187,668
HSBC Bank PLC, 4.125%, 08/12/20 (a)		100,000	104,746
Hutchison Whampoa International 11, Ltd., 3.500%, 01/13/17 (a)		200,000	206,079
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	203,649
Industrial Bank of Korea, 2.375%, 07/17/17 (a)		200,000	194,218
iStar Financial, Inc., 3.875%, 07/01/16[4]		210,000	201,600
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	78,430
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)[4]		100,000	106,612
Macquarie Bank, Ltd., 5.000%, 02/22/17 (a)		300,000	321,447
Morgan Stanley,
3.750%, 02/25/23		100,000	95,628
5.375%, 11/14/13	GBP	40,000	61,660
MTN, 7.250%, 05/26/15	AUD	200,000	192,175

The accompanying notes are an integral part of these financial statements.

5

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 17.4% (continued)
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	$143,711
Petrobras Global Finance BV,
3.000%, 01/15/19		175,000	162,555
4.375%, 05/20/23		255,000	233,922
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	153,064
State Bank of India/London, 3.250%, 04/18/18 (a)		400,000	376,484
Turkiye Garanti Bankasi A.S., 4.000%, 09/13/17 (a)		200,000	195,000
Turkiye Is Bankasi, 3.875%, 11/07/17 (a)		200,000	195,000
VTB Bank OJSC Via VTB Capital, S.A., 6.000%, 04/12/17 (a)		200,000	208,000
Wells Fargo & Co.,
1.500%, 01/16/18		350,000	341,364
4.625%, 11/02/35	GBP	50,000	75,102
Westpac Banking Corp., 2.450%, 11/28/16 (a)[4]		200,000	207,340
Yapi ve Kredi Bankasi Via Unicredit Luxembourg SA, 5.188%, 10/13/15 (a)		200,000	204,000
Zurich Finance USA, Inc.,
EMTN, 4.500%, 06/15/25[2]	EUR	100,000	134,395
EMTN, 5.750%, 10/02/23[2]	EUR	100,000	130,815
Total Financials			7,712,391

Industrials - 17.0%
America Movil SAB de CV, Series 12, 6.450%, 12/05/22	MXN	4,000,000	298,963
Anglo American Capital PLC, 2.625%, 09/27/17 (a)		200,000	194,990
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22		155,000	137,058
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	179,000
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		65,000	65,499
Avnet, Inc., 5.875%, 06/15/20		60,000	64,041
Bell Aliant Regional Communications LP, 5.410%, 09/26/16	CAD	160,000	164,937
Bharti Airtel International Netherlands BV, 5.125%, 03/11/23 (a)		205,000	186,304
BRF, S.A.,
3.950%, 05/22/23 (a)[4]		400,000	352,000
7.750%, 05/22/18 (a)	BRL	300,000	116,297
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	170,411
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	189,000
Continental Resources, Inc., 4.500%, 04/15/23 (a)		175,000	170,188
CSN Resources, S.A., 6.500%, 07/21/20 (a)[4]		100,000	97,375
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)		200,000	218,500
Eileme 2 AB, 11.625%, 01/31/20		200,000	226,000
Fibria Overseas Finance, Ltd., 6.750%, 03/03/21 (a)		150,000	160,725
Gajah Tunggal Tbk PT, 7.750%, 02/06/18 (a)		200,000	198,500
Georgia-Pacific LLC, 3.734%, 07/15/23 (a)		15,000	14,590
HCA, Inc.,
4.750%, 05/01/23		115,000	110,113
7.690%, 06/15/25		15,000	16,200
MTN, 7.580%, 09/15/25		10,000	10,600

The accompanying notes are an integral part of these financial statements.

6

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 17.0% (continued)
Hyatt Hotels Corp., 5.375%, 08/15/21		$90,000	$95,608
INEOS Group Holdings, S.A., 6.125%, 08/15/18 (a)		200,000	191,000
International Paper Co.,
4.750%, 02/15/22		5,000	5,262
6.000%, 11/15/41		30,000	31,914
Korea National Oil Corp., 3.125%, 04/03/17 (a)		200,000	201,139
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		200,000	200,441
Methanex Corp.,
3.250%, 12/15/19		241,000	233,308
5.250%, 03/01/22		95,000	99,584
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	190,052
Nabors Industries, Inc.,
4.625%, 09/15/21		60,000	58,979
5.000%, 09/15/20		15,000	15,291
Noble Group, Ltd., 6.750%, 01/29/20 (a)		200,000	203,000
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)		95,000	95,950
Oi SA, 9.750%, 09/15/16 (a)	BRL	600,000	248,728
Pacific Rubiales Energy Corp., 5.125%, 03/28/23 (a)		200,000	189,000
Parkson Retail Group, Ltd., 4.500%, 05/03/18		200,000	179,000
Pertamina Persero PT, 4.300%, 05/20/23 (a)		425,000	393,125
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	253,972
Rowan Companies, Inc., 5.000%, 09/01/17		60,000	64,848
Softbank Corp., 4.500%, 04/15/20 (a)		400,000	385,500
Telecom Italia Capital SA,
6.375%, 11/15/33		45,000	42,027
7.200%, 07/18/36		20,000	19,696
Telefonica Emisiones, S.A.U., 5.134%, 04/27/20		75,000	76,882
Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22		345,000	323,235
Transportadora de Gas del Sur SA, 7.875%, 05/14/17 (a)		235,000	205,014
Vedanta Resources PLC, 6.000%, 01/31/19 (a)		200,000	190,000
Total Industrials			7,533,846

Utilities - 2.2%
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	198,460
Deutsche Telekom International Finance BV, EMTN, 2.750%, 10/24/24	EUR	50,000	63,117
EDP Finance, B.V., EMTN, 8.625%, 01/04/24	GBP	50,000	86,695
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	183,172
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	217,153
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	204,000
Total Utilities			952,597
Total Corporate Bonds and Notes (cost $16,533,897)			16,198,834

The accompanying notes are an integral part of these financial statements.

7

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 34.4%
Autonomous Community of Madrid Spain, Bonds, 4.300%, 09/15/26	EUR	180,000	$189,903
Bundesrepublik Deutschland Bonds,
3.000%, 07/04/20	EUR	60,000	87,986
Series 05, 4.000%, 01/04/37	EUR	85,000	141,165
Series 06, 3.750%, 01/04/17	EUR	220,000	319,665
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	265,436
Bonds, 4.250%, 06/01/18	CAD	595,000	630,026
Notes, 3.000%, 12/01/15	CAD	855,000	845,399
Central American Bank for Economic Integration Notes, 3.875%, 02/09/17 (a)		280,000	290,988
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	285,121
Costa Rica Government International Bond, 4.375%, 04/30/25		200,000	183,500
Eksportfinans ASA Notes, 2.000%, 09/15/15		120,000	115,200
Iceland Government International Notes, 5.875%, 05/11/22		300,000	318,000
Inter-American Development Bank Notes, 9.385%, 08/20/15[5]	IDR	750,000,000	62,930
Italy Buoni Poliennali Del Tesoro,
Bonds, 4.500%, 08/01/18	EUR	740,000	1,009,134
Bonds, 5.000%, 03/01/22	EUR	125,000	170,997
Korea Treasury,
Notes, Series 1409, 5.000%, 09/10/14	KRW	430,000,000	386,526
Notes, Series 1603, 4.000%, 03/10/16	KRW	446,630,000	401,997
Notes, Series 1709, 2.750%, 09/10/17	KRW	600,000,000	517,857
Malaysia Government,
Bonds, Series 1/06, 4.262%, 09/15/16	MYR	375,000	121,742
Notes, Series 0210, 4.012%, 09/15/17	MYR	1,000,000	322,895
Mexican Fixed Rate,
Bonds, Series M, 6.500%, 06/10/21	MXN	5,350,000	435,351
Bonds, Series M, 6.500%, 06/09/22	MXN	8,160,000	661,928
Bonds, Series M 20, 8.000%, 12/07/23	MXN	6,800,000	609,718
Notes, Series M 10, 7.750%, 12/14/17	MXN	7,390,000	628,882
Notes, Series M 10, 8.500%, 12/13/18	MXN	2,700,000	238,512
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	307,057
New Zealand Government Bonds, Series 521, 6.000%, 05/15/21	NZD	335,000	295,335
Norway Government Bonds, Series 473, 4.500%, 05/22/19	NOK	5,745,000	1,073,555
Poland Government, Notes, EMTN, 3.000%, 09/23/14	CHF	65,000	70,887
Portugal Obrigacoes do Tesouro OT,
Bonds, 4.100%, 04/15/37	EUR	95,000	86,135
Bonds, 4.950%, 10/25/23	EUR	175,000	203,164
Province of Quebec Canada, Bonds, 5.000%, 03/01/16		270,000	299,106
Romania Government Bonds, Series 4YR, 5.750%, 01/27/16	RON	600,000	176,917
Singapore Government,
Bonds, 2.250%, 06/01/21	SGD	330,000	262,281
Bonds, 2.500%, 06/01/19	SGD	200,000	164,761
Bonds, 3.250%, 09/01/20	SGD	470,000	400,496

The accompanying notes are an integral part of these financial statements.

8

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 34.4% (continued)
Spain Government,
Bonds, 4.200%, 01/31/37	EUR	185,000	$206,586
Bonds, 4.300%, 10/31/19	EUR	140,000	184,486
Bonds, 5.850%, 01/31/22	EUR	300,000	424,583
Sweden Government,
Bonds, Series 1047, 5.000%, 12/01/20	SEK	1,800,000	324,474
Bonds, Series 1049, 4.500%, 08/12/15	SEK	2,030,000	323,717
U.K. Gilt,
Bonds, 4.000%, 03/07/22	GBP	145,000	250,175
Bonds, 4.250%, 03/07/36	GBP	120,000	207,727
Bonds, 4.750%, 03/07/20	GBP	90,000	162,143
Bonds, 5.000%, 03/07/25	GBP	110,000	206,164
Notes, 1.750%, 01/22/17	GBP	220,000	344,211
Total Foreign Government and Agency Obligations (cost $15,303,473)			15,214,818

Mortgage-Backed Securities - 0.7%
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/49[4]		75,000	83,997
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.982%, 08/10/45[2,4]		91,000	101,407
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class A4, 5.692%, 04/15/49[2]		50,000	55,676
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	83,241
Total Mortgage-Backed Securities (cost $308,841)			324,321

U.S. Government and Agency Obligations - 15.0%
U.S. Treasury Bonds, 1.625%, 11/15/22		355,000	331,398
U.S. Treasury Notes,
0.125%, 12/31/14		465,000	464,164
0.250%, 02/15/15		3,295,000	3,293,069
0.625%, 04/30/18		2,110,000	2,039,117
1.125%, 12/31/19		350,000	335,344
1.500%, 07/31/16[6]		165,000	168,932
Total U.S. Government and Agency Obligations (cost $6,722,014)			6,632,024

Short-Term Investments - 3.3%
Repurchase Agreements - 1.9%[7]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 06/28/13, due 07/01/13, 0.150%, total to be received $862,214 (secured by various U.S. Government Agency Obligations, 2.000% - 9.500%, 04/01/14 - 01/01/52, totaling $879,447)		862,203	862,203

		Shares
Other Investment Companies - 1.4%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%		602,163	602,163
Total Short-Term Investments (cost $1,464,366)			1,464,366

Total Investments - 91.4% (cost $40,898,595)			40,430,798
Other Assets, less Liabilities - 8.6%			3,783,107

Net Assets - 100.0%			$44,213,905

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $40,899,194 for Federal income tax purposes at June 30, 2013, the aggregate gross unrealized appreciation and/or depreciation were $744,772 and $1,213,168, respectively, resulting in net unrealized depreciation of investments of $468,396.

†	Principal amount stated in U.S. dollars unless otherwise stated.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2013, the value of these securities amounted to $10,706,579, or 24.2% of net assets.
[1]	Floating Rate Security. The rate listed is as of June 30, 2013. Date in parentheses represents the security’s next coupon rate reset.
[2]	Variable Rate Security. The rate listed is as of June 30, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Some or all of these securities, amounting to a market value of $838,404, or 1.9% of net assets, were out on loan to various brokers.
[5]	Represents yield to maturity at June 30, 2013.
[6]	Some or all of this security is held with brokers as collateral for futures contracts, amounting to a market value of $25,596, or 0.06% of net assets.
[7]	Collateral received from brokers for securities lending was invested in this short-term investment.
[8]	Yield shown represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

10

Notes to Schedule of Portfolio Investments (continued)

Country	Global Income Opportunity Fund*
Australia	2.8%
Bermuda	0.5%
Brazil	2.7%
Canada	7.8%
Cayman Islands	2.4%
Chile	1.0%
Colombia	1.4%
France	0.4%
Germany	1.3%
India	0.9%
Italy	2.9%
Japan	1.0%
Luxembourg	2.1%
Malaysia	1.1%
Mexico	7.7%
Netherlands	2.3%
New Zealand	0.8%
Norway	3.1%
Poland	0.2%
Singapore	2.2%
South America	0.0%#
South Korea	5.8%
Spain	2.2%
Sweden	2.2%
Turkey	1.4%
United Kingdom	5.6%
United States	29.4%
Other	8.8%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of total market value on June 30, 2013.

The accompanying notes are an integral part of these financial statements.

11

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2013. (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Global Income Opportunity Fund
Investments in Securities

Asset-Backed Securities	—	$596,435	—	$596,435
Corporate Bonds and Notes†	—	16,198,834	—	16,198,834
Foreign Government and Agency Obligations	—	15,214,818	—	15,214,818
Mortgage-Backed Securities	—	324,321	—	324,321
U.S. Government and Agency Obligations†	—	6,632,024	—	6,632,024
Short-Term Investments
Repurchase Agreements	—	862,203	—	862,203
Other Investment Companies	$602,163	—	—	602,163

Total Investments in Securities	$602,163	$39,828,635	—	$40,430,798

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts	—	$150,331	—	$150,331
Interest Rate Contracts	$16,360	—	—	16,360

	16,360	150,331	—	166,691

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts	—	(53,400)	—	(53,400)
Interest Rate Contracts	(9,566)	—	—	(9,566)

	(9,566)	(53,400)	—	(62,966)

Total Financial Derivative Instruments	$6,794	$96,931	—	$103,725

†	All corporate bonds and notes; U.S. government and agency obligations; held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

The following schedule is the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin receivable[1]	$734	Variation margin payable[1]	$117
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	150,331	Unrealized depreciation on foreign currency contracts	(53,400)

	Totals	$151,065		($53,283)

[1]

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/ (depreciation) of $6,794 as reported in the Notes to Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

12

Notes to Schedule of Portfolio Investments (continued)

For the six months ended June 30, 2013, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) and unrealized gain/(loss) on derivatives recognized in income is as follows:

	Realized Gain (Loss)		Change in Unrealized Gain (Loss)

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change In Unrealized Gain/ (Loss)
Interest rate contracts	Net realized gain on futures contracts	$(3,128)	Net change in unrealized appreciation (depreciation) of futures contracts	$9,219
Foreign exchange contracts	Net realized gain on foreign currency transactions	41,628	Net change in unrealized appreciation (depreciation) of foreign currency translations	99,796

Totals		$38,500		$109,015

At June 30, 2013, the Fund had the following open futures contracts: (See Note 9 in the Notes to the Financial Statements.)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
5-Year U.S. Treasury Note	5	Short	09/30/13	$7,647
10-Year U.S. Treasury Note	3	Short	09/30/13	8,713
U.S. Treasury Long Bond	2	Long	09/19/13	(9,566)

			Totals	$6,794

At June 30, 2013, the Fund had the following forward foreign currency contracts (in U.S. dollars): (See Note 8 in the Notes to Financial Statements.)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Brazilian Real	Long	08/02/13	CS	$269,094	$298,942	$(29,848)
Euro	Long	09/12/13	DUB	234,483	238,189	(3,706)
Malaysian Ringgit	Long	09/20/13	JPM	267,577	267,035	542
New Zealand Dollar	Long	07/31/13	BRC	487,104	494,495	(7,391)
South Korean Won	Long	09/11/13	BRC	656,519	668,974	(12,455)
Australian Dollar	Short	08/28/13	CS	485,340	455,210	30,130
Brazilian Real	Short	07/08/13 to 08/02/13	CS	400,752	363,927	36,825
British Pound	Short	09/27/13	BRC	262,423	258,408	4,015
Canadian Dollar	Short	09/05/13	CS	1,763,991	1,737,150	26,841
New Zealand Dollar	Short	07/31/13	BRC	526,063	487,104	38,959
Norwegian Krone	Short	09/12/13	DUB	238,189	226,572	11,617
Swiss Franc	Short	09/18/13	UBS	64,970	63,568	1,402

			Totals	$5,656,505	$5,559,574	$96,931

The accompanying notes are an integral part of these financial statements.

13

Notes to Schedule of Portfolio Investments (continued)

Investments Definitions and Abbreviations:

EMTN:	European Medium-Term Notes
GMTN:	Global Multi-Currency Notes
MTN:	Medium-Term Note

Counterparty Abbreviations:

BRC:	Barclays Bank PLC
CS:	Credit Suisse
DUB	Deutsche Bank
JPM:	JPMorgan Chase & Co.
UBS:	UBS Warburg LLC

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
CLP:	Chilean Peso
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysia Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PHP:	Philippine Peso
RON:	Romanian Lei
SEK:	Swedish Krona
SGD:	Singapore Dollar

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $838,404)	$40,430,798
Receivable for Fund shares sold	4,060,244
Foreign currency**	972,357
Dividends, interest and other receivables	380,382
Unrealized appreciation on foreign currency contracts	150,331
Prepaid expenses	13,538
Receivable from affiliate	27,140
Variation margin receivable	734
Total assets	46,035,524

Liabilities:
Payable upon return of securities loaned	862,203
Payable for Fund shares repurchased	700,682
Payable for investments purchased	130,137
Unrealized depreciation on foreign currency contracts	53,400
Variation margin payable	117
Accrued expenses:
Investment advisory and management fees	24,031
Administrative fees	6,866
Trustee fees and expenses	265
Other	43,918
Total liabilities	1,821,619

Net Assets	$44,213,905

Net Assets Represent:
Paid-in capital	$46,814,568
Undistributed net investment income	532,284
Accumulated net realized loss from investments, futures contracts and foreign currency transactions	(2,739,558)
Net unrealized depreciation of investments, futures contracts and foreign currency translations	(393,389)
Net Assets	$44,213,905

Shares outstanding	2,221,408
Net asset value, offering and redemption price per share	$19.90
* Investments at cost	$40,898,595
** Foreign currency at cost	$997,822

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

Investment Income:
Interest income	$644,934
Securities lending income	1,663
Dividend income	632
Foreign withholding tax	(10,799)
Total investment income	636,430

Expenses:
Investment advisory and management fees	136,689
Administrative fees	39,054
Custodian	16,732
Professional fees	14,042
Reports to shareholders	12,182
Transfer agent	7,279
Extraordinary expense	5,971
Registration fees	5,101
Trustees fees and expenses	848
Miscellaneous	765
Total expenses before offsets	238,663
Expense reimbursements	(39,289)
Fee waivers	(19,527)
Net expenses	179,847

Net investment income	456,583

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	539,652
Net realized gain on futures contracts and foreign currency transactions	806
Net change in unrealized appreciation (depreciation) of investments	(2,474,313)
Net change in unrealized appreciation (depreciation) of futures contracts and foreign currency translations	76,114
Net realized and unrealized loss	(1,857,741)

Net decrease in net assets resulting from operations	$(1,401,158)

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$456,583	$815,568
Net realized gain on investments, futures contracts and foreign currency transactions	540,458	640,406
Net change in unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(2,398,199)	1,567,840
Net increase (decrease) in net assets resulting from operations	(1,401,158)	3,023,814

Distributions to Shareholders:
From net investment income	—	(1,300,592)

Capital Share Transactions:
Proceeds from sale of shares	16,598,302	15,136,995
Reinvestment of dividends and distributions	—	1,201,915
Cost of shares repurchased	(5,931,592)	(7,721,668)
Net increase from capital share transactions	10,666,710	8,617,242

Total increase in net assets	9,265,552	10,340,464

Net Assets:
Beginning of period	34,948,353	24,607,889
End of period	$44,213,905	$34,948,353
End of period undistributed net investment income	$532,284	$75,701

Share Transactions:
Sale of shares	812,409	746,561
Reinvested shares from dividends and distributions	—	58,601
Shares repurchased	(291,043)	(380,121)
Net increase in shares	521,366	425,041

The accompanying notes are an integral part of these financial statements.

17

Managers Global Income Opportunity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$20.56	$19.30	$19.33	$18.82	$16.93	$21.31

Income from Investment Operations:
Net investment income[1]	0.24	0.53	0.53	0.50	0.89	0.76
Net realized and unrealized gain (loss) on investments[1]	(0.90)	1.52	0.12	0.87	3.22	(2.93)
Total from investment operations	(0.66)	2.05	0.65	1.37	4.11	(2.17)

Less Distributions to Shareholders from:
Net investment income	—	(0.79)	(0.68)	(0.86)	(2.22)	(2.18)
Net realized gain on investments	—	—	—	—	—	(0.03)
Total distributions to shareholders	—	(0.79)	(0.68)	(0.86)	(2.22)	(2.21)

Net Asset Value, End of Period	$19.90	$20.56	$19.30	$19.33	$18.82	$16.93
Total Return[2]	(3.21)%[7]	10.63%	3.39%	7.27%	24.27%[4]	(10.07)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.91%[5,8]	1.05%[6]	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (with offsets)	0.91%[5,8]	1.05%[6]	1.10%	1.10%	1.10%	1.10%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.21%[5,8]	1.36%[6]	1.39%	1.43%	1.32%	1.25%
Ratio of net investment income to average net assets[2]	2.34%[5,8]	2.63%[6]	2.63%	2.57%	4.82%	3.62%
Portfolio turnover	23%[7]	59%	91%	131%	102%	56%
Net assets at end of period (000’s omitted)	$44,214	$34,948	$24,608	$25,722	$26,146	$47,735

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Includes non-routine extraordinary expenses amounting to 0.015% of average net assets.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Not annualized.
[8]	Annualized.

18

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Global Income Opportunity Fund (the “Fund”). The Fund will deduct a 1.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2013, the Fund had redemption fees amounting to $2,475.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the

19

Notes to Financial Statements (continued)

assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

This Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2013, the custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the over-draft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2013, the Fund did not incur any overdraft fees.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are primarily due to differing treatments for losses deferred due to wash sales, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on Federal income tax returns as of December 31, 2012 and for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre- enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post- enactment capital losses that are carried forward retain their tax

20

Notes to Financial Statements (continued)

character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2013, the Fund had accumulated net realized capital loss carryovers from security transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed, or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
	Short-Term	Long-Term	December 31,
(Pre-Enactment)	$31,468	—	2016
(Pre-Enactment)	2,196,208	—	2017
(Pre-Enactment)	1,033,512	—	2018

Total	$3,261,188	—

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 39%. Transactions by these shareholders may have a material impact on the Fund.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2013, the market value of repurchase agreements outstanding was $862,203.

i.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Foreign Securities

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2013, the annual investment management fee rate, as a percentage of average daily net assets, was 0.70%.

Effective July 1, 2013, the Investment Manager has contractually agreed until at least May 1, 2015, to limit the Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of average daily net assets. Immediately prior to July 1, 2013, the Fund had a contractual expense limitation of 0.99%. For the period January 1, 2013 through June 30, 2013, the Investment Manager voluntarily agreed to retroactively waive additional expenses to limit the Fund’s total operating expenses to 0.89% of average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap. For the six months ended June 30, 2013, the Fund’s components of reimbursement available are detailed in the following chart:

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Notes to Financial Statements (continued)

Reimbursement Available - 12/31/12	$257,760
Additional Reimbursements	39,289
Repayments
Expired Reimbursements	(50,779)

Reimbursement Available - 06/30/13	$246,270

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2013, the Fund did not lend or borrow from any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2013, were $11,917,561 and $7,314,626, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2013, were $4,105,346 and $1,159,211, respectively.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund has had no prior claims or losses and expects the risk of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities

22

Notes to Financial Statements (continued)

equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Derivative Instruments

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Schedule of Portfolio Investments. For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	2
Average number of contracts sold	8
Average notional value of contracts purchased	$285,208
Average notional value of contracts sold	$1,007,188
Foreign currency exchange contracts:
Average US dollar amounts purchased/sold	$4,284,263

8.	Forward Foreign Currency Contracts

For the six months ended June 30, 2013, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9.	Futures Contracts

The Fund entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10.	Master Netting Agreements

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following table is a summary of the Fund’s open securities lending and repurchase agreements which are subject to a master netting agreement as of June 30, 2013:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset In the Statement of Assets and Liablities
				Financial Instruments	Cash Collateral Recieved	Net Amount
Securities lending	$838,404	—	$838,404	—	$838,404	—
Repurchase agreements	862,203	—	862,203	$862,203	—	—

Total	$1,700,607	—	$1,700,607	$862,203	$838,404	—

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Notes to Financial Statements (continued)

11.	New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Fund’s financial statements and disclosures.

12.	Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

24

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for Managers Global Income Opportunity Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment

Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the

25

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Global Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the Fund’s strong outperformance relative to the Fund Benchmark during the 1-year period, the first full year since changes to the Fund’s investment guidelines took effect. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

26

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 0.99% to 0.89% of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective July 1, 2013 through at least May 1, 2015. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

27

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 08654

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES
PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL

SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS
BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 4, 2013